Financial Instruments - Currency Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2018 CAD ($) $ / $	Dec. 31, 2018 EUR (€) $ / $	Dec. 31, 2017 USD ($) $ / $	Dec. 31, 2017 CAD ($) $ / $	Dec. 31, 2017 EUR (€) $ / $
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $			1.36	1.36	1.36	1.26	1.26	1.26
Settlement of derivative financial instruments	$ (1,000,000)	$ (12,000,000)
Currency risk
Disclosure of detailed information about financial instruments [line items]
Fair Value (in Millions of Canadian Dollars)				$ (24,000,000)			$ (18,000,000)
Currency risk | Derivatives contract, net
Disclosure of detailed information about financial instruments [line items]
Derivative assets offset against derivative liabilities							9,000,000
Gross derivative liabilities with offsetting derivative asset							$ 11,000,000
Settlement of derivative financial instruments	$ 1,000,000	$ 12,000,000
Currency risk | Currency option sold to buy US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $			1.0225	1.0225	1.0225
Notional Amount (In millions)			$ 200
Fair Value (in Millions of Canadian Dollars)				$ 0
Currency risk | Currency option sold to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $			1.33	1.33	1.33	1.1500	1.1500	1.1500
Notional Amount (In millions)						$ 100
Fair Value (in Millions of Canadian Dollars)				$ (6,000,000)			$ (11,000,000)
Currency risk | Cross-currency swap US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $			1.33	1.33	1.33	1.33	1.33	1.33
Notional Amount (In millions)			$ 102			$ 102
Fair Value (in Millions of Canadian Dollars)				$ (2,000,000)			$ (12,000,000)
Currency risk | Derivatives at fair value through profit or loss and classified in Foreign exchange loss (gain) on long-term debt:
Disclosure of detailed information about financial instruments [line items]
Fair Value (in Millions of Canadian Dollars)				$ (8,000,000)			$ (15,000,000)
Currency risk | Foreign exchange forward contracts to buy US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $						1.0600	1.0600	1.0600
Notional Amount (In millions)						$ 50
Fair Value (in Millions of Canadian Dollars)							$ 9,000,000
Currency risk | Currency option sold to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $						1.02	1.02	1.02
Notional Amount (In millions)							$ 200,000,000
Fair Value (in Millions of Canadian Dollars)							$ (1,000,000)
Currency risk | Foreign exchange forward contracts to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $			1.3087	1.3087	1.3087
Notional Amount (In millions)			$ 15
Fair Value (in Millions of Canadian Dollars)				$ (1,000,000)
Currency risk | Foreign exchange forward contracts to buy € for US$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $			1.1653	1.1653	1.1653	1.3260	1.3260	1.3260
Notional Amount (In millions) | €					€ 2,000,000			€ 10,000,000
Fair Value (in Millions of Canadian Dollars)				$ 0			$ 1,000,000
Currency risk | Foreign exchange forward contracts to buy US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $			1.3188	1.3188	1.3188	1.3260	1.3260	1.3260
Notional Amount (In millions)			$ 15			$ 5
Fair Value (in Millions of Canadian Dollars)				$ 0			$ 0
Currency risk | Currency option instruments to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate			1.3395	1.3395	1.3395	1.3171	1.3171	1.3171
Fair Value (in Millions of Canadian Dollars)				$ (1,000,000)			$ 2,000,000
Currency risk | Currency option instruments to buy € for US$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $			1.0985	1.0985	1.0985
Notional Amount (In millions) | €					€ 7
Fair Value (in Millions of Canadian Dollars)				$ 0
Currency risk | Currency option instruments to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate			1.3269	1.3269	1.3269	1.3214	1.3214	1.3214
Fair Value (in Millions of Canadian Dollars)				$ (3,000,000)			$ 0
Currency risk | Derivatives at fair value through profit or loss and classified in Loss on derivative financial instruments:
Disclosure of detailed information about financial instruments [line items]
Fair Value (in Millions of Canadian Dollars)				$ (5,000,000)			$ 3,000,000
Currency risk | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Percent hedged of anticipated cash flows in each major foreign currency for next 12 months			25.00%	25.00%	25.00%
Percent hedged of anticipated cash flows in each major foreign currency for subsequent 24 months			0.00%	0.00%	0.00%
Currency risk | Bottom of range | Cross-currency swap US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Notional Amount (In millions)			$ 21
Currency risk | Bottom of range | Foreign exchange forward contracts to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Maturity	0 months
Currency risk | Bottom of range | Foreign exchange forward contracts to buy € for US$
Disclosure of detailed information about financial instruments [line items]
Maturity	0 months	0 months
Currency risk | Bottom of range | Foreign exchange forward contracts to buy US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Maturity		13 months
Currency risk | Bottom of range | Currency option instruments to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Maturity	0 months	0 months
Notional Amount (In millions)			33			$ 48
Currency risk | Bottom of range | Currency option instruments to buy € for US$
Disclosure of detailed information about financial instruments [line items]
Maturity	0 months
Currency risk | Bottom of range | Currency option instruments to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Maturity	13 months
Currency risk | Bottom of range | Foreign exchange forward contracts to sell (US$ for CAN$)
Disclosure of detailed information about financial instruments [line items]
Maturity	13 months
Currency risk | Bottom of range | Currency option instruments to sell (US$ for CAN$)
Disclosure of detailed information about financial instruments [line items]
Maturity		13 months
Notional Amount (In millions)			$ 30			15
Currency risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Percent hedged of anticipated cash flows in each major foreign currency for next 12 months			90.00%	90.00%	90.00%
Percent hedged of anticipated cash flows in each major foreign currency for subsequent 24 months			75.00%	75.00%	75.00%
Currency risk | Top of range | Cross-currency swap US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Notional Amount (In millions)			$ 132
Currency risk | Top of range | Foreign exchange forward contracts to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Maturity	12 months
Currency risk | Top of range | Foreign exchange forward contracts to buy € for US$
Disclosure of detailed information about financial instruments [line items]
Maturity	12 months	12 months
Currency risk | Top of range | Foreign exchange forward contracts to buy US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Maturity		24 months
Currency risk | Top of range | Currency option instruments to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Maturity	12 months	12 months
Notional Amount (In millions)			50			70
Currency risk | Top of range | Currency option instruments to buy € for US$
Disclosure of detailed information about financial instruments [line items]
Maturity	12 months
Currency risk | Top of range | Currency option instruments to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Maturity	36 months
Currency risk | Top of range | Foreign exchange forward contracts to sell (US$ for CAN$)
Disclosure of detailed information about financial instruments [line items]
Maturity	36 months
Currency risk | Top of range | Currency option instruments to sell (US$ for CAN$)
Disclosure of detailed information about financial instruments [line items]
Maturity		36 months
Notional Amount (In millions)			$ 68			$ 80
Currency risk | Net investment hedge | Cross-currency swap CAN$ for €
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $			1.4824	1.4824	1.4824	1.4263	1.4263	1.4263
Notional Amount (In millions)					€ 145,000,000	$ 95
Fair Value (in Millions of Canadian Dollars)				$ (11,000,000)			$ (6,000,000)
Currency risk | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable amount	$ 0.01
Reasonable possible change change in risk variable, impact on earnings	3,000,000
Currency risk | Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable amount	0.02
Reasonable possible change change in risk variable, impact on earnings	$ 1,000,000
UNITED STATES
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	22.00%
Europe
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	13.00%